UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2008

Check here if Amendment:___; Amendment Number:    __
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Regis Management Company, LLC
Address:  300 Hamilton Avenue, Suite 400
          Palo Alto, CA  94301

Form 13F File Number:    28-11606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert F.X. Burlinson
Title:    Chief Investment Officer
Phone:    (650) 838-1030

Signature, Place and Date of Signing:

______________________________
     Robert F.X. Burlinson         Palo Alto, CA       November 13, 2008
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      62

Form 13F Information Table Value Total:      $88,733  (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
NAME OF ISSUER            TITLE      CUSIP     VALUE      SHARES      INV.   OTHE  VOTING
                           OF                  X1000                 DISC.   R     AUTH
                          CLASS                                              MGR   SOLE

Altria Group Inc         Common   US02209S1033        177      8,935   Sole             8,935
Applied Materials Inc    Common       38222105         15      1,016   Sole             1,016
Bearingpoint Inc         Common   US0740021060      2,018  3,881,000   Sole         3,881,000
Berkshire Hathaway -     Common      846701086      3,004         23   Sole                23
Class A
Berkshire Hathaway -     Common   US0846702076        321         73   Sole                73
Class B
Cal Dive International   Common   US12802T1016     13,780  1,299,999   Sole         1,299,999
Inc
Cameco Corp              Common   CA13321L1085      1,374     61,600   Sole            61,600
Canadian Royalties Inc   Common      136551108        249    510,200   Sole           510,200
Candela Corporation      Common     1369071022        902    367,968   Sole           367,968
Cisco Systems Inc        Common      17275R102        183      8,091   Sole             8,091
Conexant Systems Inc     Common      207142308          0         47   Sole                47
CrossTex Energy          Common   US22765U1025      2,251    123,291   Sole           123,291
Eastern Platinum LTD     Common   CA2768551083      3,144  3,417,700   Sole         3,417,700
El Paso Pipeline         Common   US2837021086        491     30,550   Sole            30,550
Partners
Enterprise Products      Common      937921078      4,014    155,752   Sole           155,752
Partners, LP
Fidelity Southern Corp   Common      316394105      1,317    296,607   Sole           296,607
First Seismic Corp       Common      336397104          1    116,500   Sole           116,500
Gabriel Resources        Common   CA3619701061      2,966  1,540,700   Sole         1,540,700
General Electric Co      Common   US3696041033        110      4,320   Sole             4,320
Global Alumina Products  Common   CA37944L1040        428    500,000   Sole           500,000
Goldcorp                 Common   CA3809564097        910     28,785   Sole            28,785
Harris Interactive Inc   Common      414549105      1,063    614,607   Sole           614,607
High River Gold Mines    Common      2979J1075         66    114,000   Sole           114,000
Ltd.
Hugoton Royalty Trust    Common   US4447171020         77      2,880   Sole             2,880
iShares S&P North        Common      464287374        941     26,163   Sole            26,163
American Natural
Resources Sector Index
Fund
iShares Russell 1000     Common    US464287614        488     10,056   Sole            10,056
Growth Index Fund
iShares Trust FTSE       Common      464287184      3,276     95,031   Sole            95,031
Xinhau HK China 25 Index
Fund
iShares Lehman 20+ Year  Common      464287432        294      3,100   Sole             3,100
Treasury Bond Fund
iShares MSCI Japan Index Common   US4642868487        773     72,540   Sole            72,540
Fund
iShares MSCI EAFE Index  Common   US4642874659        633     11,240   Sole            11,240
iShares Treasury         Common   US4642871762        340      3,360   Sole             3,360
Inflation Protected
Securities
Leadis Technology Inc    Common      52171N103      1,123  1,496,841   Sole         1,496,841
Loews Corporation        Common   US5404241086        106      2,680   Sole             2,680
Magellan Midstream       Common   US55907R1086      1,478     86,015   Sole            86,015
Holdings, LP
Merck & Co               Common   US5893311077      1,764     55,893   Sole            55,893
Neuberger Berman         Common      64127J102         25      1,900   Sole             1,900
Dividend Advantage Fund
inc
Nortel Networks corp     Common      656568508          1        477   Sole               477
NuStar Energy LP         Common   US67058H1023        109      2,558   Sole             2,558
Occidental Petroleum     Common      674599105      4,055     57,558   Sole            57,558
Corporation
Paion AG                 Common      D59754107          0         17   Sole                17
Paion AG                 Common      ZZZ9966S9         20     14,776   Sole            14,776
Paladin Resources NL     Common      00000PDN8      1,149    370,575   Sole           370,575
Phillip Morris           Common   US7181721090        182      3,775   Sole             3,775
International
Plains All American      Common      265031051      5,934    149,775   Sole           149,775
Pipeline, LP
Regency Energy Partners  Common   US75885Y1073      1,145     62,430   Sole            62,430
Energy Select Sector     Common   US81369Y5069        227      3,582   Sole             3,582
SPDR
Utilities Select Sector  Common                       373     11,237   Sole            11,237
SPDR                              US81369Y8865
SABA Software Inc        Common      784932600      2,006    597,113   Sole           597,113
Somaxon Pharmaceuticals  Common   US8344531020         54     17,130   Sole            17,130
Inc
Southern National        Common      843395104      2,009    243,511   Sole           243,511
Bancorp of Virginia Inc
SPDR Gold Trust          Common      78463V107        234      2,755   Sole             2,755
SPDR  Trust Series !     Common      78462F103      4,674     40,300   Sole            40,300
Targa Resources          Common   US87611X1054        426     25,000   Sole            25,000
Partners, LP
Templeton Dragon Fund    Common      88018T101        664     33.700   Sole            33.700
UR-Energy                Common   CA91688R1082      1,544  2,454,500   Sole         2,454,500
Vanguard Emerging        Common   US9219464065        770     22,230   Sole            22,230
Markets VIPERS
Vanguard REIT ETF        Common      922908553        111      1,826   Sole             1,826
Vanguard Total Stock     Common      922908769        537      9,200   Sole             9,200
Market ETF
Voyager Learning Co      Common   US92908U1034      2,423    605,745   Sole           605,745
WisdomTree Japan Small   Common   US97717W8367        162      4,250   Sole             4,250
Cap Dividend Fund
XTO Energy               Common   US98385X1063         49      1,045   Sole             1,045
Yamana Gold Inc          Common   CA98462Y1007      9,773  1,173,265   Sole         1,173,265



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